Income Tax Expense/ (Benefit)	12 Months Ended
Jan. 31, 2020
Income taxes [Abstract]
Income Tax Expense/(Benefit)

10	Income Tax Expense/(benefit)

(a) The major components of tax expense/(benefit) comprise:

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Current tax
Current tax on profits for the period	28	(667)	537
Adjustments for current tax of prior periods	53	(607)	(477)
Total current tax expense/(benefit)	81	(1,274)	60
Deferred tax expense
Decrease in deferred tax assets (note 29)	701	-	-
Income tax expense/(benefit) for continuing operations	782	(1,274)	60

(b) Reconciliation of income tax to accounting profit:

Loss before income tax	(53,523)	(50,494)	(37,533)
Tax at New Zealand tax rate of 28%	(14,986)	(14,138)	(10,509)
Tax effect of:
- permanent differences (including impairment expense)	5,108	753	(105)
- adjustments in respect of current income tax of previous years	32	(522)	(449)
- effects of different tax rates of subsidiaries operating in other jurisdictions	(301)	493	(30)
- deferred tax assets relating to the current year not brought to account	10,163	12,077	11,150
- deferred tax assets relating to prior periods no longer recognised (note 29)	701	-	-
- other	65	63	3
Income tax expense/(benefit)	782	(1,274)	60

(c) Tax losses not recognised

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Unused tax losses for which no deferred tax asset has been recognised	166,882	130,587	87,455
Potential tax benefit at 28%	46,727	36,564	24,487

The Group has assessed future forecast profits and concluded that not enough criteria have been satisfied to recognise any deferred tax assets at the period ended 31 January 2020. Unused tax losses do not have an expiry date. During the period, the Group de-recognised all deferred tax assets on timing differences carried forward from prior years, amounting to $701,000 after accounting for exchange rate differences.

(d) Temporary differences not recognised

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
Temporary differences for which no deferred tax asset has been recognised	9,825	14,504	14,661
Potential tax benefit at 28%	2,751	4,061	4,105